Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share
Schedule of income and share data used in basic and diluted loss per share computations

The following reflects the income and share data used in basic and diluted loss per share computations for the years ended December 31, 2021, 2020 and 2019:

					2019, as
		2020	2020, as previously	2019,	previously
	2021	restated	reported	restated	reported
Loss for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	(117,455)	(751)	668	(35,526)	(33,706)
Weighted average number of ordinary shares for basic and diluted earnings per share	183,521,938	176,584,343	176,584,343	176,584,343	176,584,343
Loss per share:
Loss attributable to ordinary equity holders of the parent, US$	(0.64)	(0.00)	0.00	(0.20)	(0.19)